Commitments and Contingencies (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies

10.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leased an office in Shenzhen, the PRC, under operating leases which was terminated in March 2019. Rent expense for the year ended 2018 was $71,478.

Future minimum lease payments for leases with initial or remaining non-cancelable lease terms in excess of one year are as follows:

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	2018	2017
Within 1 year	$50,201	$-
After 1 year but within 5 years	-	-
	$50,201	$-

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Commitments and Contingencies

8.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leased an office in Shenzhen, the PRC, under operating leases which was terminated in March 2019. Rent expense for the years ended December 31, 2017 and 2018 was $143,860 and $150,299, respectively.

Future minimum lease payments for leases with initial or remaining non-cancelable lease terms in excess of one year are as follows:

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	2018	2017
Within 1 year	$50,201	$152,543
After 1 year but within 5 years	-	53,074
	$50,201	$205,617